Financial investments - Summary of financial investments (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial investments	S/ 19,072,718	S/ 17,629,445
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	14,010,029	13,143,526
Accrued income	178,444	185,067
Investments at amortized cost [member]
Disclosure of financial assets [line items]
Financial investments	2,160,775	1,843,944
Accrued income	46,211	40,123
Investments at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial investments	1,551,537	1,571,468
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	1,125,722	845,317
Total financial investments [member]
Disclosure of financial assets [line items]
Financial investments	S/ 18,848,063	S/ 17,404,255